Income Tax - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit) allocated to noncontrolling interest	$ 8,600	$ 5,200	$ 4,200
Capital Loss Carryforwards	8,400
Deferred tax liability not recognized	696,900
Unrecognized tax benefits	2,559	$ 67,576	$ 53,763	$ 45,595
Unrecognized that would impact effective tax rate	2,600
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	12,400
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	19,800
Capital Loss Carryforward | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Capital Loss Carryforwards	4,700
Interest and Other Expense
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits, interest on income taxes	$ 3,600